INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Raw materials	$ 112,462	$ 59,780
Work-in-process	19,483	12,531
Finished goods	41,326	97,206
Total	173,271	169,517
Inventory write-down	$ 4,519	$ 0	$ 0